Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000206025 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206025 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206025 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206025 | 2047-05-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206025 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206025 | 2035-03-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206025 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206025 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206025 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206025 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206025 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206025 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206025 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206025 | CMO
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000206025 | ABS
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000206025 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	89.20%
C000206025 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000206025 | InvestmentType_U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	10.30%
C000206026 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206026 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206026 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206026 | 2047-05-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206026 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206026 | 2035-03-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206026 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206026 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206026 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206026 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206026 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206026 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206026 | CMO
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000206026 | ABS
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000206026 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	89.20%
C000206026 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000206026 | InvestmentType_U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	10.30%
C000206024 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206024 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206024 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206024 | 2047-05-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206024 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206024 | 2035-03-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206024 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206024 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206024 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206024 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206024 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206024 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206024 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206024 | CMO
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000206024 | ABS
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000206024 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	89.20%
C000206024 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000206024 | InvestmentType_U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	10.30%
C000143109 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000143109 | SoFi Technologies, Inc., 9.78, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143109 | Prospect Capital Corporation, 6.375, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143109 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143109 | Prospect Capital Corporation, 3.706, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143109 | Ares Capital Corporation, 4.25, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143109 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143109 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | National Fuel Gas Company, 5.5, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143109 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000143109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000143109 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143109 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000143109 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	53.10%
C000143110 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000143110 | SoFi Technologies, Inc., 9.78, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143110 | Prospect Capital Corporation, 6.375, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143110 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143110 | Prospect Capital Corporation, 3.706, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143110 | Ares Capital Corporation, 4.25, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143110 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143110 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | National Fuel Gas Company, 5.5, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143110 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143110 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143110 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000143110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000143110 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143110 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000143110 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	53.10%
C000143111 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000143111 | SoFi Technologies, Inc., 9.78, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143111 | Prospect Capital Corporation, 6.375, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143111 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143111 | Prospect Capital Corporation, 3.706, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143111 | Ares Capital Corporation, 4.25, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143111 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143111 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | VeriSign, Inc., 5.25, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | National Fuel Gas Company, 5.5, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000143111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000143111 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143111 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000143111 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	53.10%
C000121700 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121700 | Osaic Holdings, Inc., 8.111, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121700 | Aretec Group, Inc., 8.053, 2030-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121700 | IMA Financial Group, Inc. (The), 8.095, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | Genesys Cloud Services Holdings II, LLC, 7.92, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | BroadStreet Partners, Inc., 7.935, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | LifePoint Health, Inc., 8.912, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121700 | Mavis Tire Express Services Topco Corporation, 8.345, 2028-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121700 | Weber-Stephen Products, LLC, 8.21, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121700 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000121700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121700 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121700 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121700 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000121700 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121700 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000121700 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121700 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121700 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121700 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000121700 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000121700 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000121700 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121700 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121700 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	80.20%
C000121701 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121701 | Osaic Holdings, Inc., 8.111, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121701 | Aretec Group, Inc., 8.053, 2030-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121701 | IMA Financial Group, Inc. (The), 8.095, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | Genesys Cloud Services Holdings II, LLC, 7.92, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | BroadStreet Partners, Inc., 7.935, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | LifePoint Health, Inc., 8.912, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121701 | Mavis Tire Express Services Topco Corporation, 8.345, 2028-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121701 | Weber-Stephen Products, LLC, 8.21, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121701 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000121701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121701 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121701 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121701 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121701 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000121701 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121701 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000121701 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121701 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121701 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121701 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000121701 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000121701 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000121701 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121701 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121701 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	80.20%
C000240463 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240463 | Osaic Holdings, Inc., 8.111, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240463 | Aretec Group, Inc., 8.053, 2030-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240463 | IMA Financial Group, Inc. (The), 8.095, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | Genesys Cloud Services Holdings II, LLC, 7.92, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | BroadStreet Partners, Inc., 7.935, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | LifePoint Health, Inc., 8.912, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240463 | Mavis Tire Express Services Topco Corporation, 8.345, 2028-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240463 | Weber-Stephen Products, LLC, 8.21, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000240463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000240463 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240463 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240463 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240463 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000240463 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240463 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000240463 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	80.20%
C000121702 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121702 | Osaic Holdings, Inc., 8.111, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121702 | Aretec Group, Inc., 8.053, 2030-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121702 | IMA Financial Group, Inc. (The), 8.095, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | Genesys Cloud Services Holdings II, LLC, 7.92, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | BroadStreet Partners, Inc., 7.935, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | LifePoint Health, Inc., 8.912, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121702 | Mavis Tire Express Services Topco Corporation, 8.345, 2028-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121702 | Weber-Stephen Products, LLC, 8.21, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000121702 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121702 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000121702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121702 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000121702 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121702 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121702 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121702 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121702 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000121702 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000121702 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000121702 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121702 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000121702 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	80.20%
C000102758 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102758 | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102758 | Seagate HDD Cayman, 4.75, 2025-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102758 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102758 | United States Treasury Note, 2.5, 2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102758 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102758 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102758 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102758 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102758 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000102758 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000102758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000102758 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000102758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102758 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102758 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102758 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000102758 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000102758 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000102758 | InvestmentType_Certificate Of Deposit
Holdings [Line Items]
Percent of Total Investments	0.90%
C000102758 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.90%
C000102758 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102759 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102759 | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102759 | Seagate HDD Cayman, 4.75, 2025-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102759 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102759 | United States Treasury Note, 2.5, 2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102759 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102759 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102759 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102759 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102759 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102759 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000102759 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000102759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102759 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000102759 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000102759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102759 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102759 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102759 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000102759 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000102759 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000102759 | InvestmentType_Certificate Of Deposit
Holdings [Line Items]
Percent of Total Investments	0.90%
C000102759 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.90%
C000102759 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142549 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142549 | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142549 | Seagate HDD Cayman, 4.75, 2025-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142549 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142549 | United States Treasury Note, 2.5, 2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142549 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142549 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142549 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142549 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142549 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142549 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142549 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142549 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000142549 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000142549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000142549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142549 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142549 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142549 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142549 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000142549 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000142549 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000142549 | InvestmentType_Certificate Of Deposit
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142549 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.90%
C000142549 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064375 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064375 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064375 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064375 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064375 | Howard Hughes Corporation (The), 4.375, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064375 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064375 | American Axle & Manufacturing, Inc., 5, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064375 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064375 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064375 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064375 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000064375 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000064375 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064375 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000064375 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.60%
C000064375 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000064375 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.70%
C000064375 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064375 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064376 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064376 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064376 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064376 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064376 | Howard Hughes Corporation (The), 4.375, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064376 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064376 | American Axle & Manufacturing, Inc., 5, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064376 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064376 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064376 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064376 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000064376 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000064376 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064376 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000064376 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.60%
C000064376 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000064376 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.70%
C000064376 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064376 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000128969 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128969 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128969 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128969 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128969 | Howard Hughes Corporation (The), 4.375, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128969 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128969 | American Axle & Manufacturing, Inc., 5, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128969 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128969 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128969 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128969 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000128969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000128969 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000128969 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000128969 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000128969 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.60%
C000128969 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000128969 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.70%
C000128969 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128969 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064377 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064377 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064377 | Compass Diversified Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064377 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064377 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064377 | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064377 | Transocean, Inc., 6.8, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064377 | EZCORP, Inc., 2.375, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064377 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064377 | Titan International, Inc., 7, 2028-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000064377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000064377 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000064377 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000064377 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064377 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	26.30%
C000064377 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000064377 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.40%
C000064377 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064377 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	38.10%
C000064378 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064378 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064378 | Compass Diversified Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064378 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064378 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064378 | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064378 | Transocean, Inc., 6.8, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064378 | EZCORP, Inc., 2.375, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064378 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064378 | Titan International, Inc., 7, 2028-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000064378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000064378 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000064378 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000064378 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064378 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	26.30%
C000064378 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000064378 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.40%
C000064378 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064378 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	38.10%
C000128970 | MPT Operating Partnership, L.P. / MPT Finance, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128970 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128970 | Compass Diversified Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128970 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128970 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128970 | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128970 | Transocean, Inc., 6.8, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128970 | EZCORP, Inc., 2.375, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128970 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128970 | Titan International, Inc., 7, 2028-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128970 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000128970 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000128970 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000128970 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128970 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000128970 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000128970 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128970 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	26.30%
C000128970 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000128970 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.40%
C000128970 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000128970 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	38.10%